ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Accounts payable	$1,227	$1,253
Accrued and other liabilities (1)	868	805
Lease liabilities	75	76
Financial liabilities (2)	135	145
Work in progress (3)	1,313	1,175
Provisions and decommissioning liabilities	591	609
Liabilities associated with assets held for sale	5	42
Loan payable to Brookfield Business Partners	—	228
Total current	$4,214	$4,333
Non-current
Accounts payable	$90	$84
Accrued and other liabilities (1)	628	573
Lease liabilities	422	423
Financial liabilities (2)	1,502	1,694
Work in progress (3)	50	49
Provisions and decommissioning liabilities	487	483
Total non-current	$3,179	$3,306
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(1)Includes post-employment benefits of $391 million ($9 million current and $382 million non-current) as at June 30, 2023, and $385 million ($14 million current and $371 million non-current) as at December 31, 2022.
(2)Includes financial liabilities of $1,429 million ($64 million current and $1,365 million non-current) as at June 30, 2023, and $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 related to a failed sale and leaseback of hospitals. During the quarter, a gain of $208 million was recognized in other income (expense), net in the unaudited interim condensed statement of operating results for the three months ended June 30, 2023 from the extinguishment of a liability related to leased hospitals. During the period the company entered into a new failed sale leaseback arrangement with a different counterparty for the same hospitals.
(3)See Note 16 for additional information